Financial Liabilities at FVTPL (Tables)	12 Months Ended
Dec. 31, 2024
Financial Liabilities at FVTPL [Abstract]
Schedule of Movements of the Group’s Financial Liabilities at FVTPL

The movements of the Group’s financial liabilities at FVTPL are set out as follows:

	Series B	Series C	Series D
	Preferred	Preferred	Preferred
	Shares	Shares	Shares	Total
	$’000	$’000	$’000	$’000

At January 1, 2023	90,384	97,132	102,852	290,368
Change in fair value	13,943	15,207	10,021	39,171
Conversion into ordinary shares upon IPO	(104,327)	(112,339)	(112,873)	(329,539)
At December 31, 2023	—	—	—	—
Change in fair value	—	—	—	—
Conversion into ordinary shares upon IPO	—	—	—	—
At December 31, 2024	—	—	—	—

Schedule of Significant Unobservable Inputs to the Valuation of Financial Instruments

Set out below is a summary of significant unobservable inputs to the valuation of financial instruments together with a quantitative sensitivity analysis as of December 31, 2022:

As of December 31,
2022
Fair value of ordinary shares of the Company	$6.15
Risk-free interest rate (Note i)	4.68%
Expected term	0.44 years
Volatility (Note ii)	52.86%